Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net loss	$ (14,464,910)	$ (7,940,692)
Other comprehensive loss:
Foreign currency translation gain (loss)	44,523	(103,036)
Comprehensive loss	(14,420,387)	(8,043,728)
Comprehensive loss attributable to the non- controlling interest	385,520	251,561
Comprehensive loss attributable to the Company	$ (14,034,867)	$ (7,792,167)